Pensions and Post-Employment Benefits - Summary of Actuarial (Gains) Losses (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gain (loss) on remeasurement, net defined benefit liability (asset) [abstract]
Actuarial (gains) losses due to experience	$ 121	$ (511)	$ (105)
Actuarial (gains) losses due to demographic assumptions	(46)	(231)	(153)
Actuarial (gains) losses due financial assumptions	(78)	4,761	1,006
Total	$ (3)	$ 4,019	$ 748